Quarterly Financial Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information [Line Items]
Operating Revenues	$ 34,775	$ 32,894	$ 32,071	$ 32,128	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 131,868	$ 130,863	$ 126,034
Operating Income	6,639	8,180	7,850	7,709	637	7,675	6,617	7,349	30,378	22,278	27,425
Net Income	5,217	5,337	4,074	5,160	2,065	5,062	4,246	4,666	19,788	16,039	30,550
Net Income Attributable to Verizon	$ 5,095	$ 5,194	$ 3,944	$ 5,032	$ 1,939	$ 4,924	$ 4,120	$ 4,545	$ 19,265	$ 15,528	$ 30,101
Basic Earnings Per Share Attributable to Verizon (in USD per share)	$ 1.23	$ 1.26	$ 0.95	$ 1.22	$ 0.47	$ 1.19	$ 1.00	$ 1.11	$ 4.66	$ 3.76	$ 7.37
Diluted Earnings Per Share Attributable to Verizon (in USD per share)	$ 1.23	$ 1.25	$ 0.95	$ 1.22	$ 0.47	$ 1.19	$ 1.00	$ 1.11	$ 4.65	$ 3.76	$ 7.36
Deferred tax benefit from internal reorganization of legal entities					$ 2,100					$ 2,100
Severance, pension and benefits charges (credits)
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ 108	$ 215	$ 0	$ (71)	108	$ (335)	$ 250	$ 0
Early debt redemption costs
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	1,520	0	1,140	0	0	352	0	184
Acquisition and integration related charges
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	0	0	0	0	142	103	92	82
Product realignment charges
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	0	0	0	0	0	0	509	0
Net gain from dispositions of assets and businesses
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	0	(224)	0	0	0	0	0	0
Disposition of preferred stock
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	(2,247)	0	0	0	0	0	0	0
Impairment charges
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	214	0	0	0	4,527	0	0	0
Historical Wireless legal entity restructuring
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ 0	$ 0	$ 0	$ 0	$ (2,065)	$ 0	$ 0	$ 0